Consolidated Statement of Equity (USD $) In Thousands	Total	LIBERTY PROPERTY LIMITED PARTNERSHIP	GENERAL PARTNER'S EQUITY LIBERTY PROPERTY LIMITED PARTNERSHIP	TOTAL LIBERTY PROPERTY TRUST SHAREHOLDERS' EQUITY	PREFERRED UNITS LIBERTY PROPERTY LIMITED PARTNERSHIP	ADDITIONAL PAID-IN CAPITAL	COMMON SHARES HELD IN TREASURY	DISTRIBUTIONS IN EXCESS OF NET INCOME	ACCUMULATED OTHER COMPREHENSIVE (LOSS) INCOME	NONCONTROLLING INTEREST LIBERTY PROPERTY LIMITED PARTNERSHIP	NONCONTROLLING INTEREST- CONSOLIDATED JOINT VENTURES	NONCONTROLLING INTEREST - OPERATING PARTNERSHIP - COMMON	NONCONTROLLING INTEREST - OPERATING PARTNERSHIP - PREFERRED	COMMON SHARES OF BENEFICIAL INTEREST	COMMON SHARES OF BENEFICIAL INTEREST LIBERTY PROPERTY LIMITED PARTNERSHIP
Beginning Balance at Dec. 31, 2007	$ 2,209,642	$ 1,800,969	$ 1,800,452	$ 1,837,025	$ 0	$ 1,984,145	$ (51,951)	$ (116,640)	$ 21,378	$ 517	$ 517	$ 84,140	$ 287,960	$ 93	$ 0
Net proceeds from the issuance of common shares	206,223			206,223		206,215								8
Contributions from partners		215,375	215,375
Distributions to partners		(220,893)	(221,023)							130
Net income	180,106	180,106	151,942	151,942				151,942		483	483	6,669	21,012
Net income not including limited partners equity		152,425
Contributions	176											176
Distributions	(252,037)			(221,023)				(221,023)			130	(10,131)	(21,013)
Noncash compensation	9,152			9,152		9,152
Foreign currency translation adjustment	(26,756)	(26,756)	(26,756)	(26,756)					(26,756)
Redemption of noncontrolling interests - common units				2,216		2,216						(2,216)
Redemption of limited partners common units for common shares		24,396	24,396
Ending Balance at Dec. 31, 2008	2,326,506	1,945,516	1,944,386	1,958,779	0	2,201,728	(51,951)	(185,721)	(5,378)	1,130	1,130	78,638	287,959	101	0
Net proceeds from the issuance of common shares	293,858			293,858		293,845								13
Transfer of noncontrolling interests to permanent equity		380,990			287,959										93,031
Contributions from partners		306,763	306,763
Distributions to partners		(237,091)	(208,566)		(21,012)										(7,513)
Net income	78,992	78,992	56,376	56,376	21,012			56,376		(509)	(509)	2,113	21,012		2,113
Distributions	(237,091)			(208,566)				(208,566)				(7,513)	(21,012)
Noncash compensation	12,905			12,905		12,905
Foreign currency translation adjustment	7,999	7,999	7,717	7,717					7,717			282			282
Redemption of noncontrolling interests - common units				1,226		1,226						(1,226)
Redemption of limited partners common units for common shares			15,619												(15,619)
Ending Balance at Dec. 31, 2009	2,483,169	2,483,169	2,122,295	2,122,295	287,959	2,509,704	(51,951)	(337,911)	2,339	621	621	72,294	287,959	114	72,294
Net proceeds from the issuance of common shares	37,416			37,416		37,414								2
Contributions from partners		49,011	49,011
Distributions to partners		(244,421)	(215,868)		(21,012)										(7,541)
Net income	153,375	153,375	127,762	127,762	21,012			127,762		165	165	4,436	21,012		4,436
Distributions	(244,421)			(215,868)				(215,868)				(7,541)	(21,012)
Noncash compensation	11,595			11,595		11,595
Foreign currency translation adjustment	(2,582)	(2,582)	(2,494)	(2,494)					(2,494)			(88)			(88)
Redemption of noncontrolling interests - common units				1,480		1,480						(1,480)
Redemption of limited partners common units for common shares			1,480												(1,480)
Ending Balance at Dec. 31, 2010	$ 2,438,552	$ 2,438,552	$ 2,082,186	$ 2,082,186	$ 287,959	$ 2,560,193	$ (51,951)	$ (426,017)	$ (155)	$ 786	$ 786	$ 67,621	$ 287,959	$ 116	$ 67,621